Note 15 - Long Term Debt and Financial Instruments Carried at Fair Value - Long-term Debt (Details)	12 Months Ended
	Dec. 31, 2019 MYR (RM)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)
JAPAN | EDAP Technomed Co Ltd. [Member] | Loan One [Member]
Debt Instrument, Face Amount | ¥		¥ 80,000,000		¥ 80,000,000
Maturation	Aug. 02, 2026	Nov. 30, 2025
Interest rate	1.98%	1.98%	1.98%	1.98%
Frequency of principal payments	Monthly instalment	Monthly instalment
JAPAN | EDAP Technomed Co Ltd. [Member] | Loan Two [Member]
Debt Instrument, Face Amount | ¥				¥ 40,000,000
Maturation	Apr. 15, 2020
Interest rate	2.91%		2.91%	2.91%
Frequency of principal payments	Monthly instalment
GERMANY | EDAP TMS GMBH [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Debt Instrument, Face Amount			€ 450,000
Maturation	Nov. 30, 2020
Interest rate	2.49%		2.49%	2.49%
Frequency of principal payments	Monthly instalment
GERMANY | EDAP TMS GMBH [Member] | Urology Devices and Services (UDS) Equipment [Member]
Debt Instrument, Face Amount			€ 136,500
Maturation	Dec. 31, 2022
Interest rate	2.25%		2.25%	2.25%
Frequency of principal payments	Monthly instalment
GERMANY | EDAP TMS GMBH [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 2 [Member]
Debt Instrument, Face Amount			€ 400,000
Maturation	Apr. 30, 2023
Interest rate	2.40%		2.40%	2.40%
Frequency of principal payments	Monthly instalment
FRANCE | EDAP TMS France [Member] | Loan One [Member]
Debt Instrument, Face Amount			€ 700,000
Maturation	Oct. 16, 2021
Interest rate	0.40%		0.40%	0.40%
Frequency of principal payments	Quarterly instalment
Malaysia 1 [Member] | EDAP Technomed Sdn Bdh [Member]
Debt Instrument, Face Amount | RM	RM 90,000
Maturation	Jul. 31, 2022
Interest rate	4.64%		4.64%	4.64%
Frequency of principal payments	Monthly instalment